Derivative instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and related fair value measurements of derivative instruments
The following table shows the aggregate notional amounts of derivative contracts outstanding listed by type and respective gross positive or negative fair values and classified by those used for risk management (sub-classified as hedging and those that do not qualify for hedge accounting), client services and credit derivatives. Fair value of derivatives is recorded in the consolidated balance sheets in other assets and other liabilities. Gross positive fair values are recorded in other assets and gross negative fair values are recorded in other liabilities, subject to netting when master netting agreements are in place.

December 31, 2017	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Derivatives not formally designated as hedging instruments	Currency swaps	8	183,719	726	(2,754)	(2,028)

Client services derivatives	Spot and forward foreign exchange	120	2,130,224	10,595	(9,911)	684

Total derivative instruments			2,313,943	11,321	(12,665)	(1,344)

December 31, 2016	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Net investment hedges	Currency swaps	1	77,670	15,744	—	15,744
Derivatives not formally designated as hedging instruments	Currency swaps	11	676,856	5,901	(3,013)	2,888
Subtotal risk management derivatives			754,526	21,645	(3,013)	18,632

Client services derivatives	Spot and forward foreign exchange	106	2,039,141	15,410	(15,267)	143

Total derivative instruments			2,793,667	37,055	(18,280)	18,775

Schedule of offsetting assets
In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid. In the current year, the Bank re-assessed and determined that all derivative positions in the current year and prior year which could be legally offset were recorded accordingly on the consolidated balance sheets. The Bank had shown certain positions for the year ended December 31, 2016 as able to be offset where the Bank elected not to offset. The 2016 classification presented below was revised to properly present the disclosure accordingly.

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2017				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	11,321	(2,197)	9,124	—	(6,196)	2,928

Derivative liabilities
Spot and forward foreign exchange and currency swaps	12,665	(2,197)	10,468	—	—	10,468
Net negative fair value			(1,344)

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2016				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	37,055	(6,959)	30,096	—	(8,292)	21,804

Derivative liabilities
Spot and forward foreign exchange and currency swaps	18,280	(6,959)	11,321	—	—	11,321
Net positive fair value			18,775

Schedule of offsetting liabilities
In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid. In the current year, the Bank re-assessed and determined that all derivative positions in the current year and prior year which could be legally offset were recorded accordingly on the consolidated balance sheets. The Bank had shown certain positions for the year ended December 31, 2016 as able to be offset where the Bank elected not to offset. The 2016 classification presented below was revised to properly present the disclosure accordingly.

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2017				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	11,321	(2,197)	9,124	—	(6,196)	2,928

Derivative liabilities
Spot and forward foreign exchange and currency swaps	12,665	(2,197)	10,468	—	—	10,468
Net negative fair value			(1,344)

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2016				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	37,055	(6,959)	30,096	—	(8,292)	21,804

Derivative liabilities
Spot and forward foreign exchange and currency swaps	18,280	(6,959)	11,321	—	—	11,321
Net positive fair value			18,775

Schedule of location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding
The following tables show the location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding. During 2016, management revised the following disclosures to segregate the gains and losses attributable to the specific types of derivatives.

		Year ended
Derivative instrument	Consolidated statements of operations line item	December 31, 2017	December 31, 2016	December 31, 2015
Spot and forward foreign exchange	Foreign exchange revenue	541	(322)	110
Currency swaps, not designated as hedge	Foreign exchange revenue	(4,916)	2,710	1,643
Currency swaps (net investment hedge)	Foreign exchange revenue	(11,334)	(1,091)	2,331
Total net gains (losses) recognized in net income		(15,709)	1,297	4,084

Derivative instrument	Consolidated statements of comprehensive income line item	December 31, 2017	December 31, 2016	December 31, 2015
Currency swaps (net investment hedge)	Net change in unrealized gains and losses on translation of net investment in foreign operations	(4,410)	12,713	4,254
Total net gains (losses) recognized in comprehensive income		(4,410)	12,713	4,254